Schedule of maturity analysis of contractual cash flows (Details)	Jun. 30, 2026 USD ($)
Total Maturity [Member]
IfrsStatementLineItems [Line Items]
Accounts and other payables	$ 7,569,220
Related-party advances	151,361
Settlement liability	1,456,980
JGB senior secured loan	28,067,973
FAR convertible prom. note	3,289,048
Former CEO convertible loan	1,805,226
Oct. 2025 convertible notes	145,000
Total contractual cash flows	42,484,808
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Accounts and other payables	7,569,220
Related-party advances	151,361
Settlement liability	600,000
JGB senior secured loan	2,400,844
FAR convertible prom. note
Former CEO convertible loan	1,805,226
Oct. 2025 convertible notes
Total contractual cash flows	12,526,651
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts and other payables
Related-party advances
Settlement liability	856,980
JGB senior secured loan	6,847,954
FAR convertible prom. note	3,289,048
Former CEO convertible loan
Oct. 2025 convertible notes
Total contractual cash flows	10,993,982
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Accounts and other payables
Related-party advances
Settlement liability
JGB senior secured loan	18,819,175
FAR convertible prom. note
Former CEO convertible loan
Oct. 2025 convertible notes
Total contractual cash flows	18,819,175
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Accounts and other payables
Related-party advances
Settlement liability
JGB senior secured loan
FAR convertible prom. note
Former CEO convertible loan
Oct. 2025 convertible notes	145,000
Total contractual cash flows	$ 145,000